Leases	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Leases [Abstract]
Leases

(13) Leases

Future minimum lease payments under non-cancelable operating leases for buildings, equipment and automobiles at March 31, 2014 are set out below. Alion subleases some excess capacity to subtenants under non-cancelable operating leases.

Lease Payments for Fiscal Years Ending	(In thousands)
2014 (for the remainder of fiscal year)	$13,056
2015	25,471
2016	21,546
2017	18,112
2018	15,259
2019	6,458
And thereafter	12,965

Gross lease payments	$112,867
Less: non-cancelable subtenant receipts	(1,776)

Net lease payments	$111,091

Composition of Total Rent Expense

	Six Months Ended
	March 31,
	2014	2013
	(In thousands)
Minimum rentals	$11,568	$10,849
Less: Sublease rental income	(282)	(284)

Total rent expense, net	$11,286	$10,565

(14) Leases

Future minimum lease payments under non-cancelable operating leases for buildings, equipment and automobiles at September 30, 2013 are set out below. Alion subleases some excess capacity to subtenants under non-cancelable operating leases.

Lease Payments for Fiscal Years Ending	(In thousands)
2014	$26,009
2015	24,875
2016	21,041
2017	17,804
2018	14,931
And thereafter	19,109

Gross lease payments	$123,769
Less: non-cancelable subtenant receipts	(1,711)

Net lease payments	$122,058

Composition of Total Rent Expense

	September 30,
	2013	2012	2011
	(In thousands)
Minimum rentals	$21,530	$20,639	$21,992
Less: Sublease rental income	(600)	(156)	(1,610)

Total rent expense, net	$20,930	$20,483	$20,382